Government Subsidy (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	$ 17,895	$ 49,685	$ 109,000
Costs of goods sold
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	0	18,842	65,855
Selling and G&A expenses
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	0	72	235
Other Income
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	1,804	4,242	33,698
Acquisition cost of equipment
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	0	15,237	2,387
Deferred income
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	$ 16,091	$ 11,292	$ 6,825